Risk Management and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Risk Management and Derivative Instruments [Abstract]
Risk Management and Derivative Instruments

Note 5.   Risk Management and Derivative Instruments

Derivative instruments are utilized to manage exposure to commodity price and interest rate fluctuations and achieve a more predictable cash flow in connection with natural gas and oil sales from production and borrowing related activities. These transactions limit exposure to declines in prices or increases in interest rates, but also limit the benefits that would be realized if prices increase or interest rates decrease.

Certain inherent business risks are associated with commodity and interest derivative contracts, including market risk and credit risk. Market risk is the risk that the price of natural gas or oil will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the counterparty to a contract. It is our policy to enter into derivative contracts, including interest rate swaps, only with counterparties that are creditworthy financial institutions deemed by management as competent and competitive market makers. Each of the counterparties to our derivative contracts is a lender in our credit agreement. While collateral is generally not required to be posted by counterparties, credit risk associated with derivative instruments is minimized by limiting exposure to any single counterparty and entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. Additionally, master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments. We have also entered into the International Swaps and Derivatives Association Master Agreements (“ISDA Agreements”) with each of our counterparties. The terms of the ISDA Agreements provide us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative asset receivables from the defaulting party. As a result, had certain counterparties failed completely to perform according to the terms of the existing contracts, we would have the right to offset $20.0 million against amounts outstanding under our revolving credit facility at December 31, 2012. See Note 8 for additional information regarding our revolving credit facility.

Commodity Derivatives

A combination of commodity derivatives (e.g., floating-for-fixed swaps, collars, call spreads and basis swaps) is used to manage exposure to commodity price volatility. We enter into natural gas derivative contracts that are indexed to NYMEX Henry Hub and regional indices such as NGPL TXOK, TETCO STX, and Houston Ship Channel in proximity to the Partnership’s areas of production. We also enter into oil derivative contracts indexed to NYMEX WTI, Inter-Continental Exchange (“ICE”) Brent and California Midway-Sunset. Our NGL derivative contracts are indexed to OPIS Mont Belvieu. At December 31, 2012, the Partnership and the previous owners had the following open commodity positions:

	2013	2014	2015	2016	2017	2018

Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	957,672	1,342,125	1,156,112	1,113,275	1,020,067	900,000
Weighted-average fixed price	$4.30	$4.30	$4.28	$4.53	$4.30	$4.75

Collar contracts:
Average Monthly Volume (MMBtu)	855,500	300,000	200,000	--	--	--
Weighted-average floor price	$4.81	$5.08	$5.25	$--	$--	$--
Weighted-average ceiling price	$5.87	$6.31	$6.75	$--	$--	$--

Call spreads (1):
Average Monthly Volume (MMBtu)	430,000	120,000	80,000	--	--	--
Weighted-average sold strike price	$4.59	$5.08	$5.25	$--	$--	$--
Weighted-average bought strike price	$5.84	$6.31	$6.75	$--	$--	$--

Basis swaps:
Average Monthly Volume (MMBtu)	813,432	1,318,750	--	--	--	--
Spread	$(0.11)	$(0.09)	$--	$--	$--	$--

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	70,632	35,102	12,031	11,013	10,000	--
Weighted-average fixed price	$103.32	$94.27	$90.29	$90.39	$88.30	$--

Collar contracts:
Average Monthly Volume (Bbls)	34,750	56,958	50,000	44,000	42,000	--
Weighted-average floor price	$85.01	$90.87	$89.00	$85.00	$85.00	$--
Weighted-average ceiling price	$108.63	$107.33	$103.31	$103.40	$99.90	$--

Call contracts:
Average Monthly Volume (Bbls)	10,000	--	--	--	--	--
Weighted-average fixed price	$115.00	$--	$--	$--	$--	$--

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	30,805	16,300	--	--	--	--
Weighted-average fixed price	$53.19	$58.91	$--	$--	$--	$--

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

Interest Rate Swaps

Partnership. Periodically, we enter into interest rate swaps to mitigate exposure to market rate fluctuations by converting variable interest rates such as those in our credit agreement to fixed interest rates. At December 31, 2012, we had the following interest rate swap open positions:

Period Covered	Notional ($ in thousands)	Floating Rate	Fixed Rate	Fixed Rate Payer
January 2012 to January 2013	$100,000	1 Month LIBOR	0.600%	Partnership
January 2013 to December 2016	$100,000	1 Month LIBOR	1.305%	Partnership
May 2012 to January 2013	$50,000	1 Month LIBOR	0.600%	Partnership
January 2013 to December 2016	$50,000	1 Month LIBOR	0.970%	Partnership

Predecessor & Previous Owners. Periodically, our predecessor and the previous owners entered into interest rate swaps to mitigate exposure to market rate fluctuations by converting variable interest rates to fixed interest rates. At December 31, 2012, the previous owners had the following interest rate swap open positions:

Period Covered	Notional ($ in thousands)	Floating Rate	Fixed Rate	Fixed Rate Payer
June 2012 to June 2014 (1)	$11,500	1 Month LIBOR	0.500%	Previous Owner
April 2011 to April 2014 (2)	$75,000	1 Month LIBOR	1.510%	Previous Owner
December 2010 to December 2013	$20,000	1 Month LIBOR	1.360%	Previous Owner
December 2010 to December 2013	$10,000	1 Month LIBOR	1.365%	Previous Owner

(1)	This interest rate swap was novated to the Partnership from the previous owners in the October 2013 acquisition.
(2)	These interest rate swaps were novated to the Partnership from the previous owners in the March 2013 acquisition.

Balance Sheet Presentation

The following table summarizes the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation on the balance sheet and the net recorded fair value as reflected on the balance sheet at December 31:

		Asset Derivatives		Liability Derivatives

Type	Balance Sheet Location	2012	2011	2012	2011

		(In thousands)

Commodity contracts	Short-term derivative instruments	$35,044	$43,797	$7,451	$12,530
Interest rate swaps	Short-term derivative instruments	--	--	2,746	1,295

Gross fair value		35,044	43,797	10,197	13,825
Netting arrangements	Short-term derivative instruments	(6,980)	(849)	(6,980)	(849)

Net recorded fair value	Short-term derivative instruments	$28,064	$42,948	$3,217	$12,976

Commodity contracts	Long-term derivative instruments	$43,601	$30,052	$37,246	$5,128
Interest rate swaps	Long-term derivative instruments	--	--	2,726	1,101

Gross fair value		43,601	30,052	39,972	6,229
Netting arrangements	Long-term derivative instruments	(29,506)	(3,156)	(29,506)	(3,156)

Net recorded fair value	Long-term derivative instruments	$14,095	$26,896	$10,466	$3,073

(Gains) Losses on Derivatives

We do not designate derivative instruments as hedging instruments for financial reporting purposes and neither did our predecessor. Accordingly, all gains and losses, including unrealized gains and losses from changes in the derivative instruments’ fair values, have been recorded in the accompanying statements of operations. The following table details the gains and losses related to derivative instruments for the years ending December 31, 2012, 2011 and 2010:

		Years Ended December 31,
Derivative Instruments	Statements of Operations Location	2012	2011	2010

		(In thousands)
Commodity derivative contracts	(Gain) loss on commodity derivatives	$(21,417)	$(58,407)	$(9,178)
Interest rate swaps	Interest expense, net	4,839	3,254	770